PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	May 17, 2019 $ / shares
Current assets:
Cash and cash equivalents	¥ 6,477,636	$ 1,016,482	¥ 4,806,023
Other current assets	88,507	13,889	61,607
Total current assets	8,383,350	1,315,531	6,420,197
Non-current assets:
Total non-current assets	3,929,140	616,568	2,902,202
Total assets	12,312,490	1,932,099	9,322,399
Current liabilities:
Other payables	582,780	91,450	188,323
Total current liabilities	6,591,633	1,034,373	1,000,986
Non-current liabilities:
Other non-current liabilities | ¥			197,091
Convertible notes | ¥			3,001,500
Payable for SEC settlement			1,174,500	$ 180,000
Payable for equity litigants settlement | ¥			1,223,438
Total non-current liabilities	575,060	90,239	5,596,529
Total liabilities	7,166,693	1,124,612	6,597,515
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; nil and 307,692,307 shares authorized as of December 31, 2020 and 2021, respectively; nil and 295,384,615 issued and outstanding as of December 31, 2020 and 2021, respectively)	1,514,660	237,683
Shareholders' equity:
Additional paid-in capital	15,037,992	2,359,789	14,744,569
Accumulated deficit	(11,768,626)	(1,846,754)	(12,452,882)
Accumulated other comprehensive loss	359,131	56,355	364,054
Total Company's ordinary shareholders' equity	3,631,137	569,804	2,656,366
Total liabilities, mezzanine equity and shareholders' equity	12,312,490	1,932,099	9,322,399
Class A ordinary shares
Shareholders' equity:
Shares	¥ 21	$ 3	¥ 20
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Equity, par value (in US dollars per share) | $ / shares					$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	20,000,000,000	20,000,000,000
Equity, shares issued (in shares)	1,950,457,380	1,950,457,380	1,880,396,244	1,880,396,244
Equity, shares outstanding (in shares)	1,950,457,380	1,950,457,380	1,880,396,244	1,880,396,244
Class B ordinary shares
Shareholders' equity:
Shares | ¥	¥ 2		¥ 2
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Equity, par value (in US dollars per share) | $ / shares					$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552	144,778,552
Convertible senior preferred shares
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; nil and 307,692,307 shares authorized as of December 31, 2020 and 2021, respectively; nil and 295,384,615 issued and outstanding as of December 31, 2020 and 2021, respectively)	¥ 1,514,660	$ 237,683
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	0	0
Mezzanine equity, shares issued (in shares)	295,384,615	295,384,615	0	0
Mezzanine equity, shares outstanding (in shares)	295,384,615	295,384,615	0	0
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	¥ 3,078,291	$ 483,051	¥ 180,001
Amount due from a shareholder	12,975	2,036	22,335
Amounts due from subsidiaries	15,657,977	2,457,078	13,082,149
Other current assets	3,951	619	10,889
Total current assets	18,753,194	2,942,784	13,295,374
Non-current assets:
Investments in subsidiaries and VIE	(7,495,627)	(1,176,227)	(4,824,019)
Total non-current assets	(7,495,627)	(1,176,227)	(4,824,019)
Total assets	11,257,567	1,766,557	8,471,355
Current liabilities:
Amounts due to subsidiaries	1,410,584	221,351	111,539
Other payables	419,533	65,834	106,921
Total current liabilities	1,830,117	287,185	218,460
Non-current liabilities:
Other non-current liabilities | ¥			197,091
Convertible notes	2,931,396	460,000	3,001,500
Payable for SEC settlement | ¥			1,174,500
Payable for equity litigants settlement	1,350,257	211,885	1,223,438
Total non-current liabilities	4,281,653	671,885	5,596,529
Total liabilities	6,111,770	959,070	5,814,989
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; nil and 307,692,307 shares authorized as of December 31, 2020 and 2021, respectively; nil and 295,384,615 issued and outstanding as of December 31, 2020 and 2021, respectively)	1,514,660	237,683
Shareholders' equity:
Additional paid-in capital	15,040,609	2,360,200	14,745,172
Accumulated deficit	(11,768,626)	(1,846,754)	(12,452,882)
Accumulated other comprehensive loss	359,131	56,355	364,054
Total Company's ordinary shareholders' equity	3,631,137	569,804	2,656,366
Total liabilities, mezzanine equity and shareholders' equity	11,257,567	1,766,557	8,471,355
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity:
Shares	¥ 21	$ 3	¥ 20
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	20,000,000,000	20,000,000,000
Equity, shares issued (in shares)	1,950,457,380	1,950,457,380	1,880,396,244	1,880,396,244
Equity, shares outstanding (in shares)	1,950,457,380	1,950,457,380	1,880,396,244	1,880,396,244
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity:
Shares | ¥	¥ 2		¥ 2
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552	144,778,552
Parent Company | Reportable Legal Entities | Convertible senior preferred shares
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; nil and 307,692,307 shares authorized as of December 31, 2020 and 2021, respectively; nil and 295,384,615 issued and outstanding as of December 31, 2020 and 2021, respectively)	¥ 1,514,660	$ 237,683
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	0	0
Mezzanine equity, shares issued (in shares)	295,384,615	295,384,615	0	0
Mezzanine equity, shares outstanding (in shares)	295,384,615	295,384,615	0	0